Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 596,387,349
Previously Paid Amount	0
Total Fee Amount	33,067.43
Total Offset Amount	0
Net Fee	$ 33,067.43
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A